UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X];	 Amendment Number: 1
This Amendment (Check only one.): 	[X] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		HYMF INC
Address:	200 Park Avenue
		New York, New York 10166


Form 13F File Number: 	028-13850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Stern
Title: Director Financial Reporting
Phone: 1 973 576 6949

Signature, Place, and Date of Signing:

Michael Stern              New York, USA     January 5, 2006

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC
*   File Number not yet available.